Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of cash, cash equivalents, and restricted cash
	September 30, 2022	December 31, 2021
Current assets:
Cash and cash equivalents	$25,286	$39,314
Restricted cash - current (1)	41,419	—
Long-term assets:
Restricted cash held as collateral (2)	4,655	2,740
Total cash, cash equivalents, and restricted cash	$71,360	$42,054

(1)	Restricted cash - current primarily consists of (i) $20,100 held in escrow to secure the Company’s purchase obligations under the forward purchase agreement with Meteora (See Note.3 Business Combination for additional information). (ii) $5,800 equity contribution to a joint venture in connection with the closing of OPAL Term Loan II (iii) $1,778 relates to interest reserve on Sunoma Loan and (iv) $13,700 held in a restricted account for funding one of our RNG projects.

(2)	Restricted cash held as collateral represents the collateral requirements on our debt facilities.

Schedule of asset retirement obligations
September 30, 2022
Balance, December 31, 2021	$5,738
Addition	(5)
Accretion expense	235
Total asset retirement obligation	5,968
Less: current portion	(1,586)
Total asset retirement obligation, net of current portion	$4,382

Schedule of disaggregation of revenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Renewable power sales	$9,666	$9,551	$27,205	$28,162
Third party construction	18,660	14,078	41,476	23,348
Service	3,480	3,670	11,910	11,674
Brown gas sales	12,430	1,611	23,398	7,836
Environmental credits	19,649	13,202	58,444	25,198
Parts sales	1,355	633	2,332	532
Operating agreements	—	707	893	2,433
Other	70	2,273	236	2,499
Total revenue from contracts with customers	65,310	45,725	165,894	101,682
Lease revenue	1,240	1,459	2,920	3,286
Total revenue	$66,550	$47,184	$168,814	$104,968

Schedule of other income
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Reversal of contingent consideration on acquisition of non-controlling interest	$4,365	$—	$4,365	$—
Gain on redemption of Note receivable	1,943	—	1,943	—
Other income	$6,308	$—	$6,308	$—

Schedule of receivables, contract assets, and contract liabilities
	September 30, 2022	December 31, 2021
Accounts receivable, net	$36,660	$25,391
Contract assets:
Cost and estimated earnings in excess of billings	$12,514	$5,989
Accounts receivable retainage, net	2,162	2,495
Contract assets total	$14,676	$8,484
Contract liabilities:
Billings in excess of costs and estimated earnings	$6,750	$9,785
Contract liabilities total	$6,750	$9,785